Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Incentive Distributions
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

Schedule of Net Income Per Common Unit

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Limited partners' interest in net income for basic net income per common unit	124,546	2,615	19,586
Weighted average number of common units	78,177,189	79,672,435	79,617,778
Dilutive effect of unit-based compensation	91,223	169,893	173,263
Common units and common unit equivalents	78,268,412	79,842,328	79,791,041
Limited partner's interest in net income per common unit:
Basic	1.59	0.03	0.25
Diluted	1.59	0.03	0.25

Issuances of Common Units
The following table summarizes the issuances of common and preferred units over the three years ended December 31, 2019:

Date	Units Issued	Type of Units	Offering Price per Unit	Gross Proceeds(i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
October 2017 Public Offering (iii)	6,800,000	Preferred	$25.00	170,000	164,411	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect general partner interest relating to common unit offerings.
(iii)
On October 23, 2017, the Partnership issued Series B Preferred Units having a distribution rate of 8.5% per annum of the stated liquidation preference of $25.00 per unit up to October 15, 2027, at which point the rate moves to a floating rate equal to three-month LIBOR plus a margin of 6.241%. At any time on or after October 15, 2027, the Partnership may redeem the Series B Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

Accelerated share repurchases	The following table summarizes the common units repurchases during the years ended December 31, 2019 and 2018:

Year ended December 31,	Units repurchased	Average price paid per unit	Total cost (1) $
2019	1,934,569	$13.03	25,214,331
2018	326,780	$11.35	3,710,280
Total	2,261,349	$12.79	28,924,611
(1)
Excludes the repurchase cost of the associated general partner interest